Revenue (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net sales		$ 22,652	$ 34,280	$ 33,674
Switzerland
Net sales		2,137	2,512	4,629
Rest of EMEA
Net sales	[1]	8,046	14,122	11,342
North America
Net sales		9,691	15,165	12,714
Asia Pacific
Net sales		2,504	2,306	3,664
Latin America
Net sales		274	175	1,325
IoT
Net sales		20,504	29,404	30,435
IoT | Switzerland
Net sales		708	1,171	3,090
IoT | Rest of EMEA
Net sales	[1]	7,508	10,695	9,748
IoT | North America
Net sales		9,547	15,165	12,714
IoT | Asia Pacific
Net sales		2,503	2,257	3,649
IoT | Latin America
Net sales		238	116	1,234
mPKI
Net sales		2,148	4,876	3,239
mPKI | Switzerland
Net sales		1,428	1,341	1,539
mPKI | Rest of EMEA
Net sales	[1]	539	3,428	1,594
mPKI | North America
Net sales		144	0	0
mPKI | Asia Pacific
Net sales		1	49	15
mPKI | Latin America
Net sales		$ 36	$ 58	$ 1

[1]	EMEA includes Europe, Africa and Middle-east.